SCHEDULE OF COMPANY REMAINING CONTRACTUAL MATURITIES FOR ITS FINANCIAL LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade payables	¥ 3,079	¥ 6,290
Amounts owed to related parties	1,291	36,348
Note payable	8,775
Lease liabilities	495	49,448
Total	13,640	92,086
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	3,079	6,290
Amounts owed to related parties	1,291	36,348
Note payable
Lease liabilities	349	14,883
Total	4,719	57,521
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Amounts owed to related parties
Note payable	8,775
Lease liabilities	146	34,565
Total	8,921	34,565
Undiscounted Cash Flow [Member]
IfrsStatementLineItems [Line Items]
Trade payables	3,079	6,290
Amounts owed to related parties	1,291	36,348
Note payable	8,775
Lease liabilities	495	49,448
Total	¥ 13,640	¥ 92,086